Segment Reporting	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company’s segments are described in "Item 18 – Financial Statements: Note 3" to the Company’s Annual Report on Form 20-F for the year ended December 31, 2018. The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Teekay Offshore, as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Entities, Teekay Parent and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Teekay Offshore, (the Legal Entity approach), and its segments are presented accordingly on this basis. The Company (which excludes Teekay Offshore) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and liquefied petroleum gas (or LPG) carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2019 and 2018:

	Revenues
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(1)	148,058	118,188	445,731	335,409
Conventional Tankers	1,597	5,148	6,728	25,548
	149,655	123,336	452,459	360,957

Teekay Tankers
Conventional Tankers(1)	182,304	175,915	617,082	516,039

Teekay Parent
Offshore Production	44,558	71,583	151,824	203,982
Other	51,275	45,988	149,923	144,115
	95,833	117,571	301,747	348,097

Eliminations and other	(7,096)	(260)	(11,712)	(8,867)
	420,696	416,562	1,359,576	1,216,226

(1)
The amounts in the table below represent revenue earned by each segment from other segments within the group. During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent. During 2018, certain vessels were chartered by Teekay LNG to Teekay Parent. Such intersegment revenue for the three and nine months ended September 30, 2019 and 2018 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG – Liquefied Gas Carriers	7,246	—	9,733	9,418
Teekay Tankers – Conventional Tankers	(150)	—	1,979	—
	7,096	—	11,712	9,418

The following table includes the Company’s income (loss) from vessel operations by segment for the three and nine months ended September 30, 2019 and 2018:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	72,112	51,581	216,799	105,571
Conventional Tankers	(501)	(4,583)	(1,150)	(22,926)
	71,611	46,998	215,649	82,645

Teekay Tankers
Conventional Tankers	(4,873)	(2,166)	32,275	(24,002)

Teekay Parent
Offshore Production	(194,415)	12,905	(212,959)	25,328
Other	(2,712)	(2,655)	(9,659)	(8,463)
	(197,127)	10,250	(222,618)	16,865

	(130,389)	55,082	25,306	75,508

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Prior to its sale in May 2019, the Company accounted for its investment in Teekay Offshore's general partner and common units using the equity method and recognized an equity loss in respect of Teekay Offshore for the period from January 1, 2019 to May 8, 2019 of $3.1 million (three and nine months ended September 30, 2018 – equity losses of $0.5 million and $9.2 million, respectively). The Company wrote-down the investment in Teekay Offshore by $64.9 million in the nine months ended September 30, 2019 and recognized a loss on sale of $8.9 million in the nine months ended September 30, 2019.
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2019	December 31, 2018
	$	$
Teekay LNG – Liquefied Gas Carriers	5,207,158	5,188,088
Teekay LNG – Conventional Tankers	12,540	39,450
Teekay Tankers – Conventional Tankers	2,093,433	2,106,169
Teekay Parent – Offshore Production	172,858	311,550
Teekay Parent – Other	92,040	38,280
Teekay Offshore	—	233,225
Cash and cash equivalents	293,361	424,169
Other assets not allocated	108,404	70,153
Eliminations	(28,016)	(19,414)
Consolidated total assets	7,951,778	8,391,670